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                       Eaton Vance Alabama Municipals Fund
                      Eaton Vance Arkansas Municipals Fund
                       Eaton Vance Georgia Municipals Fund
                      Eaton Vance Kentucky Municipals Fund
                      Eaton Vance Louisiana Municipals Fund
                      Eaton Vance Maryland Municipals Fund
                      Eaton Vance Missouri Municipals Fund
                   Eaton Vance North Carolina Municipals Fund
                       Eaton Vance Oregon Municipals Fund
                   Eaton Vance South Carolina Municipals Fund
                      Eaton Vance Tennessee Municipals Fund
                      Eaton Vance Virginia Municipals Fund



                    Mutual funds providing tax-exempt income


                                Prospectus Dated
                                 January 1, 2004
                          as revised February 23, 2004


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


 This prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

TABLE OF CONTENTS


Fund Summaries...............................................................3

  Alabama Fund...............................................................4

  Arkansas Fund..............................................................5

  Georgia Fund...............................................................6

  Kentucky Fund..............................................................7

  Louisiana Fund ............................................................8

  Maryland Fund..............................................................9

  Missouri Fund.............................................................10

  North Carolina Fund.......................................................11

  Oregon Fund...............................................................12

  South Carolina Fund.......................................................13

  Tennessee Fund............................................................14

  Virginia Fund.............................................................15

  Fund Fees and Expenses....................................................16

Investment Objectives & Principal Policies and Risks........................19

Management and Organization.................................................21

Valuing Shares..............................................................22

Purchasing Shares...........................................................22

Sales Charges...............................................................23

Redeeming Shares............................................................25

Shareholder Account Features................................................26

Tax Information.............................................................27

Financial Highlights........................................................32

  Alabama Fund..............................................................32

  Arkansas Fund.............................................................33

  Georgia Fund..............................................................34

  Kentucky Fund.............................................................35

  Louisiana Fund............................................................36

  Maryland Fund.............................................................37

  Missouri Fund.............................................................38

  North Carolina Fund.......................................................39

  Oregon Fund...............................................................40

  South Carolina Fund.......................................................41

  Tennessee Fund............................................................42

  Virginia Fund.............................................................43

FUND SUMMARIES

This section summarizes the investment objectives, and principal strategies and risks of investing in an Eaton Vance Municipals Fund. You will find more specific information about each Fund in the pages that follow.

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

The investment objective of each Fund is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. Under normal market circumstances, each Fund will invest at least 80% of its net assets in municipal obligations that are exempt from such taxes. Each Fund primarily invests in investment grade municipal obligations (those rated BBB or Baa or higher), but may also invest in lower rated obligations. Each Fund normally acquires municipal obligations with maturities of ten years or more.

Each Fund may concentrate in certain types of municipal obligations (such as industrial development bonds, housing bonds, hospital bonds or utility bonds), so Fund shares could be affected by events that adversely affect a particular sector. Each Fund may purchase derivative instruments (such as inverse floaters, futures contracts and options thereon, interest rate swaps, and forward rate contracts), bonds that do not make regular payments of interest, bonds issued on a when-issued basis and municipal leases. A portion of each Fund's distributions generally will be subject to alternative minimum tax.

Each portfolio manager purchases and sells securities to maintain a competitive yield and to enhance return based upon the relative value of the securities in the marketplace. The portfolio managers may also trade securities to minimize taxable capital gains to shareholders.

Each Fund currently invests its assets in a separate registered investment company with the same investment objective and policies as that Fund.

PRINCIPAL RISK FACTORS

Obligations with maturities of ten years or more may offer higher yields than obligations with shorter maturities, but they are subject to greater fluctuations in value when interest rates change. When interest rates rise or when the supply of suitable bonds exceeds the market demand, the value of Fund shares typically will decline. The Fund's yield will also fluctuate over time. Each Fund invests a significant portion of assets in obligations of issuers located in a single state and is sensitive to factors affecting that state, such as changes in the economy, decreases in tax collection or the tax base, legislation which limits taxes and changes in issuer credit ratings.

Because obligations rated BBB or Baa and obligations rated below BBB or Baa (so-called "junk bonds") are more sensitive to the financial soundness of their issuers than higher quality obligations, Fund shares may fluctuate more in value than shares of a fund investing solely in higher quality obligations. Obligations rated BBB or Baa have speculative characteristics, while lower rated obligations are predominantly speculative. The credit ratings assigned a state's general obligations (if any) by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch Ratings ("Fitch") are described in the Fund-specific summaries that follow this page.

A Fund's use of derivatives is subject to certain limitations and may expose the Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty or unexpected price or interest rate movements. Inverse floaters are volatile and involve leverage risk. Bonds that do not make regular interest payments may experience greater volatility in response to interest rate changes. When-issued securities are subject to the risk that when delivered to the Fund they will be worth less than the price the Fund agreed to pay for them. Municipal leases often require a legislative appropriation of funds for payment. If the necessary appropriation is not made, the issuer of the lease may not be able to meet its obligations.

No Fund is a complete investment program and you may lose money by investing in a Fund. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                       EATON VANCE ALABAMA MUNICIPALS FUND

The Alabama Fund's investment objective is to provide current income exempt from regular federal income tax and Alabama state personal income taxes. The Fund currently invests its assets in Alabama Municipals Portfolio (the "Alabama Portfolio"). Alabama general obligations currently are rated Aa3, AA and AA by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Alabama Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


12.43%   -8.07%  17.18%   2.95%   8.21%   3.92%   -5.84%  12.45%   3.35%   7.30%
--------------------------------------------------------------------------------
 1993     1994    1995    1996    1997    1998     1999    2000    2001    2002


During the ten years ended December 31, 2002, the Fund's highest quarterly total return was 8.07% for the quarter ended March 31, 1995, and its lowest quarterly total return was -7.33% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to September 30, 2003) was 3.16%. For the 30 days ended August 31, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 38.25%) for Class A shares were 3.58% and 5.80%, respectively, and for Class B shares were 3.01% and 4.87%, respectively. A lower tax rate would result in lower equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                          One     Five      Ten
Average Annual Total Return as of December 31, 2002       Year    Years    Years
--------------------------------------------------------------------------------
Class A Return Before Taxes                              2.92%    3.82%    5.07%
Class B Return Before Taxes                              2.30%    3.72%    5.11%
Class B Return After Taxes on Distributions              2.28%    3.71%    5.10%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                  3.03%    3.80%    5.02%
Lehman Brothers Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)     9.60%    6.06%    6.71%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 7, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on May 1, 1992. Life of Fund returns are calculated from May 31, 1992. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                      EATON VANCE ARKANSAS MUNICIPALS FUND

The Arkansas Fund's investment objective is to provide current income exempt from regular federal income tax and Arkansas state personal income taxes. The Fund currently invests its assets in Arkansas Municipals Portfolio (the "Arkansas Portfolio"). Arkansas general obligations currently are rated Aa2 and AA by Moody's and S&P. Fitch does not currently rate Arkansas general obligations.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Arkansas Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


13.76%   -8.34%  17.67%   1.75%   8.00%   4.46%   -4.25%  10.68%   3.84%   7.29%
--------------------------------------------------------------------------------
 1993     1994    1995    1996    1997    1998     1999    2000    2001    2002


During the ten years ended December 31, 2002, the Fund's highest quarterly total return was 8.10% for the quarter ended March 31, 1995, and its lowest quarterly total return was -7.47% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to September 30, 2003) was 3.17%. For the 30 days ended August 31, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 39.69%) for Class A shares were 4.39% and 7.28%, respectively, and for Class B shares were 3.86% and 6.40%, respectively. A lower tax rate would result in lower equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                          One     Five      Ten
Average Annual Total Return as of December 31, 2002       Year    Years    Years
--------------------------------------------------------------------------------
Class A Return Before Taxes                              3.01%    4.06%    5.37%
Class B Return Before Taxes                              2.29%    3.94%    5.22%
Class B Return After Taxes on Distributions              2.28%    3.93%    5.21%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                  3.08%    4.00%    5.12%
Lehman Brothers Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)     9.60%    6.06%    6.71%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to February 9, 1994 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on October 2, 1992. Life of Fund returns are calculated from October 31, 1992. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                      EATON VANCE GEORGIA MUNICIPALS FUND

The Georgia Fund's investment objective is to provide current income exempt from regular federal income tax and Georgia state personal income taxes. The Fund currently invests its assets in Georgia Municipals Portfolio (the "Georgia Portfolio"). Georgia general obligations currently are rated Aaa, AAA and AAA by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Georgia Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


12.12%   -9.57%  16.38%   2.86%   8.24%   4.25%   -7.28%  12.83%   2.76%   8.19%
--------------------------------------------------------------------------------
 1993     1994    1995    1996    1997    1998     1999    2000    2001    2002


During the ten years ended December 31, 2002, the Fund's highest quarterly total return was 7.57% for the quarter ended March 31, 1995, and its lowest quarterly total return was -7.11% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to September 30, 2003) was 3.59%. For the 30 days ended August 31, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 38.90%) for Class A shares were 4.63% and 7.58%, respectively, and for Class B shares were 4.06% and 6.64%, respectively. A lower tax rate would result in lower equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                          One     Five      Ten
Average Annual Total Return as of December 31, 2002       Year    Years    Years
--------------------------------------------------------------------------------
Class A Return Before Taxes                              3.81%    3.69%    4.67%
Class B Return Before Taxes                              3.19%    3.59%    4.77%
Class B Return After Taxes on Distributions              3.18%    3.57%    4.73%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                  3.66%    3.72%    4.72%
Lehman Brothers Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)     9.60%    6.06%    6.71%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 7, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                      EATON VANCE KENTUCKY MUNICIPALS FUND

The Kentucky Fund's investment objective is to provide current income exempt from regular federal income tax and Kentucky state personal income taxes in the form of an investment exempt from the Kentucky intangibles tax. The Fund currently invests its assets in Kentucky Municipals Portfolio (the "Kentucky Portfolio"). There are currently no Kentucky general obligations outstanding.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Kentucky Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


12.63%   -9.29%  17.96%   2.42%   8.89%   4.41%   -3.91%   8.37%   2.29%   7.52%
--------------------------------------------------------------------------------
 1993     1994    1995    1996    1997    1998     1999    2000    2001    2002


During the ten years ended December 31, 2002, the Fund's highest quarterly total return was 8.21% for the quarter ended March 31, 1995, and its lowest quarterly total return was -7.51% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to September 30, 2003) was 3.05%. For the 30 days ended August 31, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 38.90%) for Class A shares were 3.88% and 6.35%, respectively, and for Class B shares were 3.32% and 5.43%, respectively. A lower tax rate would result in lower equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                         One      Five      Ten
Average Annual Total Return as of December 31, 2002      Year     Years    Years
--------------------------------------------------------------------------------
Class A Return Before Taxes                              3.21%    3.40%    4.79%
Class B Return Before Taxes                              2.52%    3.30%    4.86%
Class B Return After Taxes on Distributions              2.51%    3.26%    4.82%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                  3.16%    3.45%    4.80%
Lehman Brothers Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)     9.60%    6.06%    6.71%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 7, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                      EATON VANCE LOUISIANA MUNICIPALS FUNd

The Louisiana Fund's investment objective is to provide current income exempt from regular federal income tax and Louisiana state individual and corporate income taxes. The Fund currently invests its assets in Louisiana Municipals Portfolio (the "Louisiana Portfolio"). Louisiana general obligations currently are rated A1, A+ and A+ by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Louisiana Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


15.25%  -10.28%  16.41%   3.14%   8.28%   4.53%   -7.73%  13.85%   3.18%   8.03%
--------------------------------------------------------------------------------
 1993     1994    1995    1996    1997    1998     1999    2000    2001    2002


During the ten years ended December 31, 2002, the Fund's highest quarterly total return was 8.07% for the quarter ended March 31, 1995, and its lowest quarterly total return was -8.62% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to September 30, 2003) was 2.44%. For the 30 days ended August 31, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 38.90%) for Class A shares were 4.59% and 7.51%, respectively, and for Class B shares were 3.88% and 6.35%, respectively. A lower tax rate would result in lower equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                          One     Five      Ten
Average Annual Total Return as of December 31, 2002       Year    Years    Years
--------------------------------------------------------------------------------
Class A Return Before Taxes                              3.79%    3.90%    5.49%
Class B Return Before Taxes                              3.03%    3.79%    5.11%
Class B Return After Taxes on Distributions              3.03%    3.75%    5.05%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                  3.47%    3.84%    5.00%
Lehman Brothers Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)     9.60%    6.06%    6.71%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to February 14, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on October 2, 1992. Life of Fund returns are calculated from October 31, 1992. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                      EATON VANCE MARYLAND MUNICIPALS FUND

The Maryland Fund's investment objective is to provide current income exempt from regular federal income tax and Maryland state and local income taxes. The Fund currently invests its assets in Maryland Municipals Portfolio (the "Maryland Portfolio"). Maryland general obligations currently are rated Aaa, AAA and AAA by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Maryland Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


13.19%   -9.86%  18.87%   2.79%   8.59%   2.59%   -6.49%  10.88%   4.36%   7.24%
--------------------------------------------------------------------------------
 1993     1994    1995    1996    1997    1998     1999    2000    2001    2002


During the ten years ended December 31, 2002, the Fund's highest quarterly total return was 8.67% for the quarter ended March 31, 1995, and its lowest quarterly total return was -8.20% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to September 30, 2003) was 2.07%. For the 30 days ended August 31, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 38.09%) for Class A shares were 4.43% and 7.16%, respectively, and for Class B shares were 3.91% and 6.32%, respectively. A lower tax ate would result in lower equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                          One     Five      Ten
Average Annual Total Return as of December 31, 2002       Year    Years    Years
--------------------------------------------------------------------------------
Class A Return Before Taxes                              2.89%    3.32%    4.97%
Class B Return Before Taxes                              2.25%    3.21%    4.89%
Class B Return After Taxes on Distributions              2.23%    3.17%    4.86%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                  2.94%    3.32%    4.80%
Lehman Brothers Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)     9.60%    6.06%    6.71%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 10, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on February 3, 1992. Life of Fund returns are calculated from February 28, 1992. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                      EATON VANCE MISSOURI MUNICIPALS FUND

The Missouri Fund's investment objective is to provide current income exempt from regular federal income tax and Missouri state personal income taxes. The Fund currently invests its assets in Missouri Municipals Portfolio (the "Missouri Portfolio"). Missouri general obligations currently are rated Aaa, AAA and AAA by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Missouri Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


13.55%   -9.34%  19.41%   2.77%   9.14%   5.07%   -6.51%  11.20%   4.90%   7.62%
--------------------------------------------------------------------------------
 1993     1994    1995    1996    1997    1998     1999    2000    2001    2002


During the ten years ended December 31, 2002, the Fund's highest quarterly total return was 8.55% for the quarter ended March 31, 1995, and its lowest quarterly total return was -7.72% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to September 30, 2003) was 3.06%. For the 30 days ended August 31, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 38.90%) for Class A shares were 4.26% and 6.97%, respectively, and for Class B shares were 3.68% and 6.02%, respectively. A lower tax rate would result in lower equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                         One      Five      Ten
Average Annual Total Return as of December 31, 2002      Year     Years    Years
--------------------------------------------------------------------------------
Class A Return Before Taxes                              3.27%    4.11%    5.52%
Class B Return Before Taxes                              2.63%    3.95%    5.45%
Class B Return After Taxes on Distributions              2.60%    3.93%    5.43%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                  3.37%    4.00%    5.31%
Lehman Brothers Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)     9.60%    6.06%    6.71%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 7, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on May 1, 1992. Life of Fund returns are calculated from May 31, 1992. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                   EATON VANCE NORTH CAROLINA MUNICIPALS FUND

The North Carolina Fund's investment objective is to provide current income exempt from regular federal income tax and North Carolina state personal income taxes. The Fund currently invests its assets in North Carolina Municipals Portfolio (the "North Carolina Portfolio"). North Carolina general obligations currently are rated Aa1, AAA and AAA by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the North Carolina Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


11.48%   -9.25%  16.69%   2.00%   8.47%   4.89%   -5.69%  11.34%   2.92%   6.76%
--------------------------------------------------------------------------------
 1993     1994    1995    1996    1997    1998     1999    2000    2001    2002


During the ten years ended December 31, 2002, the Fund's highest quarterly total return was 7.90% for the quarter ended March 31, 1995, and its lowest quarterly total return was -7.10% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to September 30, 2003) was 1.92%. For the 30 days ended August 31, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 40.36%) for Class A shares were 3.79% and 6.35%, respectively, and for Class B shares were 3.23% and 5.42%, respectively. A lower tax rate would result in lower equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                         One     Five      Ten
Average Annual Total Return as of December 31, 2002      Year    Years    Years
--------------------------------------------------------------------------------
Class A Return Before Taxes                              2.52%    3.68%    4.77%
Class B Return Before Taxes                              1.76%    3.55%    4.68%
Class B Return After Taxes on Distributions              1.72%    3.50%    4.65%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                  2.64%    3.63%    4.64%
Lehman Brothers Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)     9.60%    6.06%    6.71%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 7, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipals Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                       EATON VANCE OREGON MUNICIPALS FUND

The Oregon Fund's investment objective is to provide current income exempt from regular federal income tax and Oregon state personal income taxes. The Fund currently invests its assets in Oregon Municipals Portfolio (the "Oregon Portfolio"). Oregon general obligations currently are rated Aa3, AA- and A+ by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Oregon Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


13.36%   -9.46%  17.95%   1.67%   7.22%   5.65%   -5.33%  10.69%   3.73%   6.55%
--------------------------------------------------------------------------------
 1993     1994    1995    1996    1997    1998     1999    2000    2001    2002


During the ten years ended December 31, 2002, the Fund's highest quarterly total return was 8.41% for the quarter ended March 31, 1995, and its lowest quarterly total return was -7.40% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to September 30, 2003) was 3.12%. For the 30 days ended August 31, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 41.38%) for Class A shares were 4.58% and 7.81%, respectively, and for Class B shares were 4.05% and 6.91%, respectively. A lower tax rate would result in lower equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                         One      Five      Ten
Average Annual Total Return as of December 31, 2002      Year     Years    Years
--------------------------------------------------------------------------------
Class A Return Before Taxes                              2.35%    3.92%    5.02%
Class B Return Before Taxes                              1.56%    3.78%    4.91%
Class B Return After Taxes on Distributions              1.55%    3.78%    4.87%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                  2.68%    3.89%    4.84%
Lehman Brothers Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)     9.60%    6.06%    6.71%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 28, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipals Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                   EATON VANCE SOUTH CAROLINA MUNICIPALS FUND

The South Carolina Fund's investment objective is to provide current income exempt from regular federal income tax and South Carolina state personal income taxes. The Fund currently invests its assets in South Carolina Municipals Portfolio (the "South Carolina Portfolio"). South Carolina general obligations currently are rated Aaa, AAA and AAA, by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the South Carolina Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


13.42%   -9.65%  17.30%   2.51%   8.28%   5.11%   -7.26%  10.25%   4.71%   7.31%
--------------------------------------------------------------------------------
 1993     1994    1995    1996    1997    1998     1999    2000    2001    2002


During the ten years ended December 31, 2002, the Fund's highest quarterly total return was 7.89% for the quarter ended March 31, 1995, and its lowest quarterly total return was -7.80% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to September 30, 2003) was 3.48%. For the 30 days ended August 31, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 39.55%) for Class A shares were 4.40% and 7.28%, respectively, and for Class B shares were 3.87% and 6.40%, respectively. A lower tax rate would result in lower equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                         One      Five      Ten
Average Annual Total Return as of December 31, 2002      Year     Years    Years
--------------------------------------------------------------------------------
Class A Return Before Taxes                              3.03%    3.64%    5.00%
Class B Return Before Taxes                              2.31%    3.51%    4.89%
Class B Return After Taxes on Distributions              2.30%    3.50%    4.88%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                  3.13%    3.67%    4.85%
Lehman Brothers Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)     9.60%    6.06%    6.71%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to February 14, 1994 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on October 2, 1992. Life of Fund returns are calculated from October 31, 1992. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipals Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                     EATON VANCE TENNESSEE MUNICIPALS FUND

The Tennessee Fund's investment objective is to provide current income exempt from regular federal income tax and Tennessee state personal income taxes. The Fund currently invests its assets in Tennessee Municipals Portfolio (the "Tennessee Portfolio"). Tennessee's general obligations currently are rated Aa2, AA and AA by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Tennessee Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


14.50%   -9.60%  18.90%   2.62%   8.44%   4.63%   -4.32%  10.81%   3.35%   7.88%
--------------------------------------------------------------------------------
 1993     1994    1995    1996    1997    1998     1999    2000    2001    2002


During the ten years ended December 31, 2002, the Fund's highest quarterly total return was 8.58% for the quarter ended March 31, 1995, and its lowest quarterly total return was -7.57% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to September 30, 2003) was 3.83%. For the 30 days ended August 31, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 38.90%) for Class A shares were 3.95% and 6.46%, respectively, and for Class B shares were 3.39% and 5.55%, respectively. A lower tax rate would result in lower equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                         One      Five      Ten
Average Annual Total Return as of December 31, 2002      Year     Years    Years
--------------------------------------------------------------------------------
Class A Return Before Taxes                              3.63%    4.12%    5.49%
Class B Return Before Taxes                              2.88%    4.00%    5.41%
Class B Return After Taxes on Distributions              2.88%    4.00%    5.36%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                  3.42%    4.03%    5.24%
Lehman Brothers Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)     9.60%    6.06%    6.71%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 9, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on August 25, 1992. Life of Fund returns are calculated from August 31, 1992. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipals Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                      EATON VANCE VIRGINIA MUNICIPALS FUND

The Virginia Fund's investment objective is to provide current income exempt from regular federal income tax and Virginia state personal income taxes. The Fund currently invests its assets in the Virginia Municipals Portfolio (the "Virginia Portfolio"). Virginia general obligations currently are rated Aaa, AAA and AAA by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Virginia Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


11.57%   -8.87%  18.01%   2.22%   8.07%   4.64%   -5.59%  11.10%   3.98%   6.19%
--------------------------------------------------------------------------------
 1993     1994    1995    1996    1997    1998     1999    2000    2001    2002


During the ten years ended December 31, 2002, the Fund's highest quarterly total return was 8.10% for the quarter ended March 31, 1995, and its lowest quarterly total return was -6.52% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to September 30, 2003) was 3.03%. For the 30 days ended August 31, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 38.74%) for Class A shares were 4.18% and 6.82%, respectively, and for Class B shares were 3.67% and 5.99%, respectively. A lower tax rate would result in lower equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                         One      Five      Ten
Average Annual Total Return as of December 31, 2002      Year     Years    Years
--------------------------------------------------------------------------------
Class A Return Before Taxes                              1.92%    3.71%    4.87%
Class B Return Before Taxes                              1.19%    3.58%    4.85%
Class B Return After Taxes on Distributions              1.17%    3.54%    4.82%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                  2.31%    3.67%    4.80%
Lehman Brothers Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)     9.60%    6.06%    6.71%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 17, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipals Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

FUND FEES AND EXPENSES. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees (fees paid directly from your investment)

                                                          Class A     Class B
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) (as a percentage of
 offering price)                                           4.75%       None
Maximum Deferred Sales Charge (Load) (as a percentage
 of the lower of net asset value at time of purchase or
 time of redemption)                                       None        5.00%
Maximum Sales Charge (Load) Imposed on Reinvested
 Distributions                                             None        None
Exchange Fee                                               None        None

Annual Fund Operating Expenses (expenses that are deducted from Fund and Portfolio assets)

                                     Management    Distribution and      Other    Total Annual Fund
                                        Fees     Service (12b-1) Fees  Expenses*  Operating Expenses
----------------------------------------------------------------------------------------------------
Alabama Fund          Class A shares    0.32%            n/a             0.44%           0.76%
                      Class B shares    0.32%           0.95%            0.24%           1.51%
----------------------------------------------------------------------------------------------------
Arkansas Fund         Class A shares    0.26%            n/a             0.47%           0.73%
                      Class B shares    0.26%           0.95%            0.27%           1.48%
----------------------------------------------------------------------------------------------------
Georgia Fund          Class A shares    0.31%            n/a             0.46%           0.77%
                      Class B shares    0.31%           0.95%            0.26%           1.52%
----------------------------------------------------------------------------------------------------
Kentucky Fund         Class A shares    0.33%            n/a             0.44%           0.77%
                      Class B shares    0.33%           0.95%            0.24%           1.52%
----------------------------------------------------------------------------------------------------
Louisiana Fund        Class A shares    0.21%            n/a             0.53%           0.74%
                      Class B shares    0.21%           0.95%            0.33%           1.49%
----------------------------------------------------------------------------------------------------
Maryland Fund         Class A shares    0.35%            n/a             0.43%           0.78%
                      Class B shares    0.35%           0.95%            0.23%           1.53%
----------------------------------------------------------------------------------------------------
Missouri Fund         Class A shares    0.31%            n/a             0.48%           0.79%
                      Class B shares    0.31%           0.95%            0.28%           1.54%
----------------------------------------------------------------------------------------------------
North Carolina Fund   Class A shares    0.36%            n/a             0.43%           0.79%
                      Class B shares    0.36%           0.95%            0.23%           1.54%
----------------------------------------------------------------------------------------------------
Oregon Fund           Class A shares    0.37%            n/a             0.43%           0.80%
                      Class B shares    0.37%           0.95%            0.23%           1.55%
----------------------------------------------------------------------------------------------------
South Carolina Fund   Class A shares    0.28%            n/a             0.45%           0.73%
                      Class B shares    0.28%           0.95%            0.25%           1.48%
----------------------------------------------------------------------------------------------------
Tennessee Fund        Class A shares    0.27%            n/a             0.47%           0.74%
                      Class B shares    0.27%           0.95%            0.27%           1.49%
----------------------------------------------------------------------------------------------------
Virginia Fund         Class A shares    0.39%            n/a             0.42%           0.81%
                      Class B shares    0.39%           0.95%            0.22%           1.56%

* Other Expenses for Class A include a 0.20% service fee paid pursuant to a Service Plan.

EXAMPLE. These Examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Each Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Alabama Fund          Class A shares     $549      $706      $  877      $1,372
                      Class B shares**   $654      $877      $1,024      $1,599
--------------------------------------------------------------------------------
Arkansas Fund         Class A shares     $546      $697      $  862      $1,338
                      Class B shares**   $651      $868      $1,008      $1,565
--------------------------------------------------------------------------------
Georgia Fund          Class A shares     $550      $709      $  883      $1,384
                      Class B shares**   $655      $880      $1,029      $1,610
--------------------------------------------------------------------------------
Kentucky Fund         Class A shares     $550      $709      $  883      $1,384
                      Class B shares**   $655      $880      $1,029      $1,610
--------------------------------------------------------------------------------
Louisiana Fund        Class A shares     $547      $700      $  867      $1,350
                      Class B shares**   $652      $871      $1,013      $1,576
--------------------------------------------------------------------------------
Maryland Fund         Class A shares     $551      $712      $  888      $1,395
                      Class B shares**   $656      $883      $1,034      $1,621
--------------------------------------------------------------------------------
Missouri Fund         Class A shares     $552      $715      $  893      $1,406
                      Class B shares**   $657      $886      $1,039      $1,632
--------------------------------------------------------------------------------
North Carolina Fund   Class A shares     $552      $715      $  893      $1,406
                      Class B shares**   $657      $886      $1,039      $1,632
--------------------------------------------------------------------------------
Oregon Fund           Class A shares     $553      $718      $  898      $1,418
                      Class B shares**   $658      $890      $1,045      $1,643
--------------------------------------------------------------------------------
South Carolina Fund   Class A shares     $546      $697      $  862      $1,338
                      Class B shares**   $651      $868      $1,008      $1,565
--------------------------------------------------------------------------------
Tennessee Fund        Class A shares     $547      $700      $  867      $1,350
                      Class B shares**   $652      $871      $1,013      $1,576
--------------------------------------------------------------------------------
Virginia Fund         Class A shares     $554      $721      $  903      $1,429
                      Class B shares**   $659      $893      $1,050      $1,655

You would pay the following expenses if you did not redeem your shares:


                                        1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Alabama Fund          Class A shares     $549      $706       $877       $1,372
                      Class B shares**   $154      $477       $824       $1,599
--------------------------------------------------------------------------------
Arkansas Fund         Class A shares     $546      $697       $862       $1,338
                      Class B shares**   $151      $468       $808       $1,565
--------------------------------------------------------------------------------
Georgia Fund          Class A shares     $550      $709       $883       $1,384
                      Class B shares**   $155      $480       $829       $1,610
--------------------------------------------------------------------------------
Kentucky Fund         Class A shares     $550      $709       $883       $1,384
                      Class B shares**   $155      $480       $829       $1,610
--------------------------------------------------------------------------------
Louisiana Fund        Class A shares     $547      $700       $867       $1,350
                      Class B shares**   $152      $471       $813       $1,576
--------------------------------------------------------------------------------
Maryland Fund         Class A shares     $551      $712       $888       $1,395
                      Class B shares**   $156      $483       $834       $1,621
--------------------------------------------------------------------------------
Missouri Fund         Class A shares     $552      $715       $893       $1,406
                      Class B shares**   $157      $486       $839       $1,632
--------------------------------------------------------------------------------
North Carolina Fund   Class A shares     $552      $715       $893       $1,406
                      Class B shares**   $157      $486       $839       $1,632
--------------------------------------------------------------------------------
Oregon Fund           Class A shares     $553      $718       $898       $1,418
                      Class B shares**   $158      $490       $845       $1,643
--------------------------------------------------------------------------------
South Carolina Fund   Class A shares     $546      $697       $862       $1,338
                      Class B shares**   $151      $468       $808       $1,565
--------------------------------------------------------------------------------
 Tennessee Fund       Class A shares     $547      $700       $867       $1,350
                      Class B shares**   $152      $471       $813       $1,576
--------------------------------------------------------------------------------
 Virginia Fund        Class A shares     $554      $721       $903       $1,429
                      Class B shares**   $159      $493       $850       $1,655

** Reflects the expenses of Class A after eight years because Class B shares generally convert to Class A Shares after eight years.

INVESTMENT OBJECTIVES & PRINCIPAL POLICIES AND RISKS

The investment objective of each Fund is to provide current income exempt from regular federal income tax and particular state or local income or other taxes. Each Fund seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets during periods of normal market conditions) in municipal obligations, the interest on which is exempt from regular federal income tax and from the state taxes which, in accordance with the Fund's investment objective, the Fund seeks to avoid. This is a fundamental policy of each Fund which only may be changed with shareholder approval. Each Fund's investment objective and certain other policies may be changed by the Trustees without shareholder approval. There is no present intention to make any such change and shareholders will receive 60 days prior notice of any material change in a Fund's investment objective. Each Fund currently seeks to meet its investment objective by investing in a separate open-end management company (a "Portfolio") that has the same objective and policies as the Fund.

At least 75% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's, or BBB or higher by either S&P or Fitch) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser. Municipal obligations rated Baa or BBB have speculative characteristics, while lower quality obligations are predominantly speculative. Also, changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of lower-rated obligations to make principal and interest payments. Lower rated obligations also may be subject to greater price volatility than higher rated obligations. No Portfolio will invest more than 10% of its net assets in obligations rated below B by Moody's, S&P or Fitch, or in unrated obligations considered to be of comparable quality by the investment adviser.

Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes. Municipal obligations also include municipal leases and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Certain municipal obligations may be purchased on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase.

The investment adviser's process for selecting securities for purchase and sale is research intensive and emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation. The investment adviser seeks to invest in obligations that it believes will retain their relative value in varying interest rate climates.

The interest on municipal obligations is (in the opinion of the issuer's counsel) exempt from regular federal income tax. Interest income from certain types of municipal obligations generally will be subject to the federal alternative minimum tax (the "AMT") for individuals. Distributions to corporate investors may also be subject to the AMT. The Funds may not be suitable for investors subject to the AMT.

Although each Portfolio may invest in securities of any maturity, it is expected that a Portfolio will normally acquire securities with maturities of ten years or more at the time of investment. Many obligations permit the issuer at its option to "call," or redeem, its securities. As such, the effective maturity of an obligation may be less than ten years as the result of call provisions. The effective maturity of an obligation is its likely redemption date after consideration of any call or redemption features. If an issuer calls securities during a time of declining interest rates, it may not be possible to reinvest the proceeds in securities providing the same investment return as the securities redeemed. The average maturity of a Portfolio's holdings may vary depending on anticipated market conditions.

Under normal conditions, each Portfolio invests at least 65% of its total assets in obligations issued by its respective state or its political subdivisions, agencies, authorities and instrumentalities. Municipal obligations of issuers in a single state may be adversely affected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in that state. Each Portfolio may also invest in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. Moody's currently rates Puerto Rico general obligations Baa1, while S&P rates them A-. S&P currently rates Guam general obligations B. Obligations issued by the U.S. Virgin Islands are not currently rated.

Each Portfolio may invest 25% or more of its total assets in municipal obligations in the same sector (such as leases, housing finance, public housing, municipal utilities, hospital and health facilities or industrial development). This may make a Portfolio more susceptible to adverse economic, political or regulatory occurrences or adverse court decisions affecting a particular sector.






The net asset value will change in response to changes in prevailing interest rates and changes in the value of securities held. The value of securities held will be affected by the credit quality of the issuer of the obligation, and general economic and business conditions that affect the specific economic sector of the issuer. Changes by rating agencies in the rating assigned to an obligation may also affect the value of that obligation.

Each Portfolio may purchase derivative instruments, which derive their value from another instrument, security or index. For example, a Portfolio may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have varying degrees of liquidity, and the market for securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline.

Each Portfolio may also purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities. Each Portfolio may also enter interest rate swaps and forward rate contracts, as well as purchase an instrument that has greater or lesser credit risk than the municipal bonds underlying the instrument. The use of derivative instruments for both hedging and investment purposes involves a risk of loss or depreciation due to a variety of factors including counterparty risk, unexpected market, interest rate or securities price movements, and tax and regulatory constraints. Derivative hedging transactions may not be effective because of imperfect correlations and other factors.

Each Portfolio may invest in zero coupon bonds, which do not require the issuer to make periodic interest payments. The values of these bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Each Portfolio accrues income on these investments and each Fund is required to distribute its share of Portfolio income each year. Each Portfolio may be required to sell securities to obtain cash needed for income distributions.

The limited liquidity of certain securities in which each Portfolio may invest (including those eligible for resale under Rule 144A of the Securities Act of
1933) could affect their market prices, thereby adversely affecting net asset value and the ability to pay income. The amount of publicly available information about certain municipal obligations may be limited and the investment performance of a Portfolio may be more dependent on the portfolio manager's analysis than if this were not the case.

Each Portfolio may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to a Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. No Portfolio will purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

During unusual market conditions, each Portfolio may temporarily invest up to 50% of its total assets in cash or cash equivalents, which is not consistent with a Fund's investment objective. While temporarily invested, a Fund may not achieve its objective, and interest income from temporary investments may be taxable. Each Portfolio might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times a Portfolio may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

MANAGEMENT AND ORGANIZATION

MANAGEMENT. Each Portfolio's investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $75 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of each Portfolio. Under its investment advisory agreement with each Portfolio, BMR receives a monthly advisory fee equal to the aggregate of a daily asset based fee and a daily income based fee. The fees are applied on the basis of the following categories.

                                                         Annual         Daily
Category  Daily Net Assets                             Asset Rate    Income Rate
--------------------------------------------------------------------------------
   1      up to $20 million                              0.100%          1.00%
   2      $20 million but less than $40 million          0.200%          2.00%
   3      $40 million but less than $500 million         0.300%          3.00%
   4      $500 million but less than $1 billion          0.275%          2.75%
   5      $1 billion but less than $1.5 billion          0.250%          2.50%
   6      $1.5 billion but less than $2 billion          0.225%          2.25%
   7      $2 billion but less than $3 billion            0.200%          2.00%
   8      $3 billion and over                            0.175%          1.75%

For the fiscal year ended August 31, 2003, each Portfolio paid the advisory fees stated below.

                                  Net Assets on     Advisory Fee as a Percentage
Portfolio                        August 31, 2003    of Average Daily Net Assets
--------------------------------------------------------------------------------
Alabama                           $ 64,716,340                0.32%
Arkansas                          $ 43,698,668                0.26%
Georgia                           $ 54,114,785                0.31%
Kentucky                          $ 67,575,292                0.33%
Louisiana                         $ 28,501,740                0.21%
Maryland                          $ 78,678,380                0.35%
Missouri                          $ 57,317,575                0.31%
North Carolina                    $ 89,544,419                0.36%
Oregon                            $ 82,715,710                0.37%
South Carolina                    $ 51,213,746                0.28%
Tennessee                         $ 48,460,580                0.27%
Virginia                          $113,477,612                0.39%


William H. Ahern is the portfolio manager of the Alabama Portfolio (since June 1, 1997), the Kentucky Portfolio (since November 1, 1998)and the Maryland Portfolio (since January 17, 2000). Cynthia J. Clemson is the portfolio manager of the Missouri Portfolio and the Tennessee Portfolio (since they commenced operations) and the Georgia Portfolio (since January 1, 1996). Robert B. MacIntosh is the portfolio manager of the Louisiana Portfolio and the Virginia Portfolio (since January 17, 2000). Thomas M. Metzold is the portfolio manager of the Arkansas Portfolio (since January 17, 2000), the North Carolina Portfolio (since March 1, 2004) and the Oregon Portfolio (since November 1, 1996). Thomas
J. Fetter is the portfolio manager of the South Carolina Portfolio (since January 1, 1996). Each portfolio manager also manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than 5 years, and is a Vice President of Eaton Vance and BMR.

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities. Eaton Vance does not currently receive a fee for serving as administrator.

Eaton Vance also serves as the sub-transfer agent for each Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by a Fund's transfer agent from fees it receives from the Eaton Vance funds.

ORGANIZATION. Each Fund is a series of Eaton Vance Municipals Trust, a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder apprval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval). Because a Fund invests in a Portfolio, it may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. A Fund can withdraw from a Portfolio at any time.

Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust's Trustees considered this risk in approving the use of a combined prospectus.

VALUING SHARES

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from Portfolio holdings. Municipal obligations are normally valued on the basis of valuations furnished by a pricing service. The pricing service considers various factors relating to bonds and market Transactions to determine value.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

HOW TO PURCHASE SHARES. You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-800-262-1122. Your initial investment must be at least $1,000. A Fund or your investment dealer must receive your purchase order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) in order for your purchase to be effected at that day's net asset value.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans and for persons affiliated with Eaton Vance and its service providers.

If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. Each Fund may suspend the sale of its shares at any time and any purchase order may be refused.

The Funds are not intended for market timing or excessive trading. These activities may disrupt portfolio management and increase costs for all shareholders. If an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. Each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if a Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that is potentially detrimental to the Fund. Each Fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason.

CHOOSING A SHARE CLASS. Each Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in Class expenses. In choosing the class of shares that suits your investment needs, you should consider:

     *    how long you expect to own your shares;
     *    how much you intend to invest;

     * the sales charge and total operating expenses associated with owning each class; and
     * whether you qualify for a reduction or waiver of any applicable sales charges (see "Reducing or Eliminating Sales Charges" under "Sales Charges" below).

Each investor's considerations are different. You should speak with your investment dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Funds.

     Class A shares are offered at net asset value plus a front-end sales charge of up to 4.75%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $25,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in "Reducing Class A Sales Charges" under "Sales Charges" below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Class A shares pay service fees equal to 0.20% annually of average daily net assets. Returns on Class A shares are generally higher than returns on Class B shares because Class A has lower annual expenses than that class.

     Class B shares are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six years of purchase, you generally will be subject to a contingent deferred sales charge or "CDSC". The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in "Contingent Deferred Sales Charge" under "Sales Charges" below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See "CDSC Waivers" under "Sales Charges" below. Class B shares pay distribution fees and service fees equal to 0.95% annually of average daily net assets. Returns on Class B shares are generally lower than returns on Class A shares because Class B has higher annual expenses than Class A. Class B shares automatically convert to Class A shares eight years after their purchase. Because the sales charge applicable to Class A shares is reduced for larger purchases and Class A has lower operating expenses, purchasing Class B shares may not be appropriate if you are investing a large amount.


SALES CHARGES

FRONT-END SALES CHARGE. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                   Sales Charge        Sales Charge      Dealer Commission
                                 as Percentage of  as Percentage of Net  as Percentage of
Amount of Purchase                Offering Price     Amount Invested      Offering Price
------------------------------------------------------------------------------------------
Less than $25,000                     4.75%               4.99%                4.50%
$25,000 but less than $100,000        4.50%               4.71%                4.25%
$100,000 but less than $250,000       3.75%               3.90%                3.50%
$250,000 but less than $500,000       3.00%               3.09%                2.75%
$500,000 but less than $1,000,000     2.00%               2.04%                2.00%
$1,000,000 or more                    0.00*               0.00*                1.00%

* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.


The principal underwriter may pay additional compensation from its own resources to investment dealers in connection with sales promotions sponsored by the principal underwriter or sales programs sponsored by investment dealers.

The principal underwriter will pay an upfront commission of 1.00% to investment dealers on sales of $1 million or more. For Class A share purchases in a single fund in a single transaction totaling $5 million or more, the principal underwriter will pay investment dealers this 1.00% commission monthly in arrears. The rate will be applied to the amount originally invested minus any redemptions (as calculated at month end) and will be paid ratably over the first 18 months after the investment is made.

CONTINGENT DEFERRED SALES CHARGE. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Investors who purchase Class A shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Class B shares are subject to the following CDSC schedule:

 Year of Redemption After Purchase       CDSC
-------------------------------------------------
 First or Second                          5%
 Third                                    4%
 Fourth                                   3%
 Fifth                                    2%
 Sixth                                    1%
 Seventh or following                     0%


The CDSC is based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.

The sales commission payable to investment dealers in connection with sales of Class B shares is described under "Distribution and Service Fees" below.

CLASS B CONVERSION FEATURE. After eight years, Class B shares will automatically convert to Class A shares. Class B shares acquired through the reinvestment of distributions will convert in proportion to shares not so acquired.

REDUCING OR ELIMINATING SALES CHARGES. Your purchase may be eligible for a reduced sales charge, or the sales charge may be eliminated, under the circumstances described below. Sales charges may also be reduced or eliminated pursuant to the exchange privilege and the reinvestment privilege, when reinvesting distributions, and in connection with redemptions under a withdrawal plan. For more information, see "Shareholder Account Features" below.

REDUCING CLASS A SALES CHARGES. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or a Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

     Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in a Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $25,000 or more. Class A, Advisers Class, Class B, Class C, Class D, Class I and/or Class R shares of the Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by you may be included for this purpose. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held in trust or fiduciary accounts for the benefit of any of you. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation.

     Under a statement of intention, purchases of $25,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or a Fund to sell) the full amount indicated in the statement.

PURCHASING CLASS A SHARES AT NET ASSET VALUE. Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and when distributions are reinvested. See "Shareholder Account Features" for details.

CDSC WAIVERS. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features"). The Class B CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

More information about sales charges is available on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

DISTRIBUTION AND SERVICE FEES. Class B shares have in effect a plan under Rule 12b-1 that allows each Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B shares (except exchange transactions and reinvestments) in an amount equal to 4% of the purchase price of the shares.

Both Classes pay service fees for personal and/or account services equal to 0.20% of average daily net assets annually. After the sale of shares, the principal underwriter receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers. Although there is no present intention to do so, each Class could pay service fees of up to 0.25% annually upon Trustee approval. Distribution and service fees are subject to the limitations contained in the sales charge rule of the National Association of Securities Dealers, Inc.

REDEEMING SHARES

You can redeem shares in any of the following ways:

 By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

 By Telephone       You can redeem up to $100,000 by calling the transfer agent at  1-800-262-1122  on Monday through  Friday,  9:00 a.m. to
                    4:00 p.m. (eastern time). Proceeds of a telephone redemption can be mailed  only to the account  address.  Shares held by corporations,  trusts or certain  other  entities and shares
                    that  are  subject  to  fiduciary   arrangements  cannot  be
                    redeemed by telephone.

 Through an
 Investment Dealer  Your investment  dealer is responsible for  transmitting the order promptly. An investment dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

DISTRIBUTIONS. You may have your Fund distributions paid in one of the following ways:

     * Full Reinvest Option      Dividends  and  capital  gains  are  reinvested
                                 in additional shares. This option will be assigned if you do not specify an option.

     * Partial Reinvest Option   Dividends  are paid in  cash and  capital gains
                                 are reinvested in additional shares.

     * Cash Option               Dividends and capital gains are paid in cash.

     * Exchange Option           Dividends  and/or capital gains  are reinvested
                                 in  additional shares  of any class  of another
                                 Eaton  Vance fund chosen by you, subject to the
                                 terms  of  that   fund's   prospectus.   Before
                                 selecting  this  option,  you  must   obtain  a
                                 prospectus of the other fund and consider its objectives and policies carefully.

INFORMATION FROM THE FUND. From time to time, you may be mailed the following:

     *Annual and Semiannual Reports, containing performance information and financial statements.

     *Periodic account statements, showing recent activity and total share balance.

     *Form 1099 and tax information needed to prepare your income tax returns.

     *Proxy materials, in the event a shareholder vote is required.

     *Special notices about significant events affecting your Fund.

WITHDRAWAL PLAN. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

EXCHANGE PRIVILEGE. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund, or in the case of Class B shares, Eaton Vance Money Market Fund. Exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. As described under "Purchasing Shares", the exchange privilege may be terminated for market timing accounts.

REINVESTMENT PRIVILEGE. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of a Fund (or, for Class A shares, in Class A of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

TELEPHONE AND ELECTRONIC TRANSACTIONS. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"STREET NAME" ACCOUNTS. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

PROCEDURES FOR OPENING NEW ACCOUNTS. To help the government fight the funding of terrorism and money laundering activities, federal law requires each Fund to obtain, verify and record information that identifies each person who opens a Fund account. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver's license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person's account or reporting the matter to the appropriate federal authorities.

ACCOUNT QUESTIONS. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122, or write to the transfer agent (see back cover for address).

TAX INFORMATION

Each Fund declares dividends daily and ordinarily pays distributions monthly. Different Classes of a Fund will distribute different dividend amounts. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your Fund shares are collected by the transfer agent. For tax purposes, the entire monthly distribution of the Fund's daily dividends ordinarily will constitute tax-exempt income to you. Distributions of any net realized gains will be made once each year (usually in December). A Portfolio may invest a portion of its assets in securities that generate income that is not exempt from federal income tax. In addition, the exemption of "exempt-interest dividend" income from regular federal income taxation does not necessarily result in similar exemptions from such income under the state or local tax laws. Distributions of any taxable income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains. Distributions of interest on certain municipal obligations are a tax preference item under the AMT provisions applicable to individuals and corporations, and all tax-exempt distributions may affect a corporation's AMT liability. Each Fund's distributions will be treated as described above for federal income tax purposes whether they are paid in cash or reinvested in additional shares. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Shareholders, particularly corporations, recipients of social security or railroad retirement benefits and those subject to alternative minimum tax, should consult with their advisers concerning the applicability of state, local and other taxes to an investment. Additional information about state taxes is provided below.

ALABAMA TAXES. In the opinion of special tax counsel to the Alabama Fund, under existing Alabama law, as long as the Alabama Fund qualifies as a separate "regulated investment company" under the Code, and provided the Alabama Fund is invested in the Alabama Portfolio, and provided that the Alabama Portfolio is invested in obligations the interest on which would be exempt from Alabama personal income taxes if held directly by an individual shareholder (such as obligations of Alabama or its political subdivisions, of the United States or of certain territories or possessions of the United States), and further provided that the Alabama Portfolio is characterized as a partnership for federal income tax purposes, dividends received by shareholders from the Alabama Fund that represent interest received by the Alabama Portfolio on such obligations will be exempt from Alabama personal income taxes. To the extent that distributions by the Alabama Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Alabama personal income tax. Capital gains or losses realized from a redemption, sale or exchange of shares of the Alabama Fund by an Alabama resident will be taken into account for Alabama personal income tax purposes.

ARKANSAS TAXES. In the opinion of special tax counsel to the Arkansas Fund, under Arkansas law, as long as the Arkansas Fund qualifies as a separate "regulated investment company" under the Code, and provided the Arkansas Fund is invested in obligations the interest on which would be exempt from Arkansas personal income taxes if held directly by an individual shareholder (such as obligations of Arkansas or its political subdivisions, of the United States or of certain territories or possessions of the United States), dividends received from the Arkansas Fund that represent interest received by the Arkansas Fund on such obligations will be exempt from Arkansas personal income taxes. To the extent that distributions by the Arkansas Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Arkansas personal income tax. The opinion addresses the tax consequences when the Arkansas Fund invests directly in these obligations. The application of these consequences to the Arkansas Fund when investing in interests of another registered investment company was the subject of a favorable opinion from Revenue Counsel for the Arkansas Department of Finance and Administration obtained when the Portfolio commenced operations.

Capital gains or losses realized from a redemption, sale or exchange of shares of the Arkansas Fund by an Arkansas resident will be taken into account for Arkansas personal income tax purposes.

GEORGIA TAXES. In the opinion of special tax counsel to the Georgia Fund, under existing law, shareholders who are otherwise subject to the Georgia personal or corporate income tax will not be subject to Georgia income tax on distributions with respect to shares of the Georgia Fund to the extent such distributions represent "exempt-interest dividends" for federal income tax purposes that are attributable to interest on obligations issued by or on behalf of the State of Georgia or its political subdivisions, and by the governments of the U.S., Puerto Rico, the U.S. Virgin Islands and Guam to the extent that such obligations are exempt from State income tax pursuant to federal law. Distributions, if any, derived from capital gain or other sources generally will be taxable to shareholders of the Georgia Fund for Georgia income tax purposes. Shareholders who are subject to the Georgia corporate net worth tax, a franchise tax that is based on net worth, will be subject to such tax with respect to ownership of shares of the Georgia Fund and distributions with respect thereto.

KENTUCKY TAXES. In the opinion of special tax counsel to the Kentucky Fund, shareholders of the Kentucky Fund who otherwise are subject to individual or corporate income tax in the Commonwealth of Kentucky are not subject to such taxes on distributions with respect to their shares in the Kentucky Fund to the extent that such distributions are attributable to interest on obligations of the Commonwealth of Kentucky or any of its political subdivisions or taxing authorities, obligations of the United States, or obligations of the government of Puerto Rico, the U.S. Virgin Islands or Guam. Capital distributions with respect to shares in the Kentucky Fund are includable in income for Kentucky income tax purposes to the same extent as for federal income tax purposes. To the extent that distributions from the Kentucky Fund are includable in a corporate shareholder's surplus, such distributions are subject to the Kentucky license (franchise) tax. Shares in the Kentucky Fund are not subject to the Kentucky intangible personal property tax.

Many local governments in Kentucky, including Louisville and Jefferson County (merged as of January 1, 2003 to form the consolidated local government of Greater Louisville), Lexington-Fayette County, Bowling Green and Covington, impose taxes on the net profits of businesses (operating in any form, including sole proprietorships) within the local jurisdiction. Such taxes should not be imposed on income derived from an investment in the Kentucky Fund. However, because of differences in the provisions of the local ordinances, it is not possible to address their specific impact.

LOUISIANA TAXES. In the opinion of special tax counsel to the Louisiana Fund, under existing Louisiana law as long as: (i) the Louisiana Fund qualifies as a separate "regulated investment company" under the Code; (ii) the Louisiana Portfolio will be treated as a partnership for federal and state tax purposes; and (iii) the Louisiana Fund receives income from obligations, the interest on which would be exempt from Louisiana individual and corporate income taxes if held directly by an individual shareholder (such as obligations of Louisiana or its political subdivisions, of the United States or of certain territories or possessions of the United States), the dividends received from the Louisiana Fund that represent interest received by the Louisiana Fund on such obligations will be exempt from Louisiana individual and corporate income taxes. To the extent that distributions by the Louisiana Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Louisiana individual and corporate income taxes.

Capital gains or losses realized from a redemption, sale or exchange of shares of the Louisiana Fund by a Louisiana resident will be taken into account for Louisiana individual and corporate income tax purposes. Distributions from and investments in the Louisiana Fund by corporate shareholders who are otherwise subject to the Louisiana corporate franchise tax will be included in the capital of such corporations for Louisiana franchise tax purposes.

MARYLAND TAXES. In the opinion of special tax counsel to the Maryland Fund, so long as the Maryland Fund qualifies to be taxed as a regulated investment company in the manner set forth in Section 852(b) of the Code holders of the Maryland Fund who are individuals, estates or trusts and who are otherwise subject to Maryland State and local individual income taxes will not be subject to such taxes on Maryland Fund dividends to the extent that (a) such dividends qualify as exempt-interest dividends of a regulated investment company under
Section 852(b)(5) of the Code, which are attributable to interest on tax-exempt obligations of the State of Maryland or its political subdivisions or authorities, or obligations issued by the government of Puerto Rico, U.S. Virgin Islands or Guam or their authorities ("Maryland tax-exempt obligations"), (b) such dividends are attributable to interest on obligations of the U.S. Government or obligations issued or guaranteed by the U.S. Government and its agencies, instrumentalities and authorities ("U.S. obligations") or (c) such dividends are attributable to gain realized by the Maryland Fund as a result of the sale or exchange by the Maryland Portfolio of a bond issued by the State of Maryland or a political subdivision thereof. To the extent that distributions of the Maryland Fund are attributable to sources other than the foregoing (such as short or long-term capital gain or interest on tax-exempt obligations of states other than Maryland and their political subdivisions and authorities), such distributions will not be exempt from Maryland State and local individual income taxes.

Maryland presently includes in Maryland taxable income a portion of certain items of tax preferences as defined in the Code. Interest paid on certain private activity bonds constitutes such a tax preference. Accordingly, up to 50% of any distributions of the Maryland Fund attributable to such private activity bonds (other than private activity bonds issued by the State of Maryland, its political subdivision, or authorities) may not be exempt from Maryland State and local individual income taxes.

Shareholders of the Maryland Fund that are corporations otherwise subject to Maryland corporate income tax will not be subject to such tax on Maryland Fund dividends to the extent that (a) such dividends qualify as exempt-interest dividends under Section 852(b)(5) of the Code which are attributable to Maryland tax-exempt obligations, (b) such dividends are attributable to interest on U.S. obligations or (c) such dividends are attributable to gain realized by the Maryland Fund as a result of the sale or exchange by the Maryland Portfolio of a bond issued by the State of Maryland or a political subdivision thereof. To the extent that distributions of the Maryland Fund are attributable to sources other than the foregoing (such as short or long-term capital gain or interest on tax-exempt obligations of states other than Maryland and their political subdivisions and authorities), such distributions will not be exempt from Maryland corporate income tax.

Interest on indebtedness incurred or continued (directly or indirectly) by a shareholder of the Maryland Fund to purchase or carry shares of the Maryland Fund will not be deductible for Maryland State and local individual income tax purposes or corporate income tax purposes to the extent such interest is allocable to exempt-interest dividends. Shares of the Maryland Fund will not be subject to the Maryland personal property tax.

MISSOURI TAXES. In the opinion of special tax counsel to the Missouri Fund, so long as the Missouri Fund qualifies for federal income taxation as a regulated investment company and the Missouri Portfolio is treated as a partnership for federal income tax purposes, dividends distributed to individual shareholders of the Missouri Fund will be exempt from the Missouri personal income tax imposed by Chapter 143 of the Missouri Revised Statutes to the extent that such dividends qualify as exempt interest dividends of a regulated investment company under Section 852(b)(5) of the Code and are derived from interest on obligations of the United States, its authorities, commissions, instrumentalities, possessions or territories to the extent exempt from Missouri income taxes under the laws of the United States (including Puerto Rico, Guam and the U.S. Virgin Islands), or of the State of Missouri or its political subdivisions. Capital gain dividends, as defined in Section 852(b)(3) of the Code, distributable by the Missouri Fund to individual resident shareholders of the Missouri Fund, to the extent includable in federal adjusted gross income, will be subject to Missouri income taxation. Shares in the Missouri Fund are not subject to Missouri personal property taxes.

NORTH CAROLINA TAXES. In the opinion of special tax counsel to the North Carolina Fund, distributions from the North Carolina Fund will not be subject to North Carolina individual, trust, or estate income taxation to the extent that such distributions are either (i) excluded from federal gross income and represent interest the North Carolina Fund, either directly or through the North Carolina Portfolio, receives on obligations of North Carolina or its political subdivisions, nonprofit educational institutions organized or chartered under the laws of North Carolina, or Puerto Rico, U.S. Virgin Islands, or Guam or (ii) represent interest the North Carolina Fund, either directly or through the North Carolina Portfolio, receives on direct obligations of the United States. These North Carolina income tax exemptions will be available only if the North Carolina Fund complies with the requirement of the Code that at least 50% of the value of its assets at the close of each quarter of its taxable years is invested, either directly or through the North Carolina Portfolio, in state, municipal, or other obligations described in (S)103(a) of the Code. The North Carolina Fund intends to comply with that requirement.




Any capital gains distributed by the North Carolina Fund (except for capital gain attributable to the sale by the North Carolina Fund or the North Carolina Portfolio of an obligation the profit from which is exempt by North Carolina statute) or gains realized by the shareholder from a redemption or sale of shares of the North Carolina Fund will be subject to North Carolina individual, trust, or estate income taxation. Interest on indebtedness incurred (directly or indirectly) by a shareholder of the North Carolina Fund to purchase or carry shares of the North Carolina Fund generally will not be deductible for North Carolina income tax purposes.

The opinion of special tax counsel is based on a ruling of the North Carolina Department of Revenue obtained by counsel on behalf of the North Carolina Fund. That ruling is subject to change.

OREGON TAXES. In the opinion of special tax counsel to the Oregon Fund, so long as the Oregon Fund qualifies to be taxed as a separate "regulated investment company" under the Code and the Oregon Portfolio is treated as a partnership (but not a "publicly traded partnership") under the Code, and so long as the Oregon Fund is deemed under the regulated investment company provisions of the Code to own its proportionate share of the assets of the Oregon Portfolio and to be entitled to the income of the Oregon Portfolio attributable to that share, under existing Oregon law holders of the Oregon Fund who are individuals, estates or trusts will not be subject to Oregon personal income tax on Oregon Fund dividends to the extent that such dividends (i) qualify as "exempt-interest dividends" of a regulated investment company under the Code and (ii) are attributable to interest on tax-exempt obligations of the State of Oregon or its political subdivisions or authorities, or obligations issued by the Governments of Puerto Rico, U.S. Virgin Islands or Guam or their authorities ("Oregon tax-exempt obligations").

To the extent that distributions of the Oregon Fund are attributable to certain sources other than interest on Oregon tax-exempt obligations, including all short-term and long-term capital gain and interest on tax-exempt obligations of states other than Oregon and their political subdivisions and authorities, such distributions will not be exempt from Oregon personal income tax for individuals, estates or trusts otherwise subject to Oregon personal income tax. Capital gains or losses realized from a redemption, sale or exchange of shares of the Oregon Fund will be taken into account for Oregon personal income tax purposes.

No portion of distributions from the Oregon Fund will be exempt from the Oregon corporation excise tax, which generally applies to financial corporations "located within" Oregon and other business corporations "doing or authorized to do business within" Oregon. Oregon imposes a corporate income tax on corporations not subject to the Oregon corporation excise tax. Corporations subject to the Oregon corporation income tax should consult their tax advisors regarding distributions from the Oregon Fund. Shares of the Oregon Fund will not be subject to Oregon property tax.

SOUTH CAROLINA TAXES. In the opinion of special tax counsel to the South Carolina Fund, under existing South Carolina law as long as the South Carolina Fund qualifies as a separate "regulated investment company" under the Code, shareholders of the South Carolina Fund will not be required to include in their South Carolina gross income distributions from the South Carolina Fund to the extent such distributions qualify as "exempt-interest dividends" as defined in the Code, which are directly attributable to interest received by the South Carolina Fund on tax-exempt obligations issued by the State of South Carolina or its political subdivisions or the United States. In the event the South Carolina Fund fails to qualify as a separate "regulated investment company," the foregoing exemption may be unavailable or substantially limited. The opinion addresses the tax consequences when the South Carolina Fund invests directly in these obligations. The application of these consequences to the South Carolina Fund when investing in interests of another registered investment company was ruled upon favorably by the South Carolina Tax Commission.

Capital gains distributed by the South Carolina Fund, or gains realized by a shareholder from a redemption or sale of shares of the South Carolina Fund, will be subject to South Carolina income taxes. As intangible personal property, the shares of the South Carolina Fund are exempt from any and all ad valorem taxation in South Carolina.

TENNESSEE TAXES. In the opinion of special tax counsel to the Tennessee Fund, individual shareholders of the Tennessee Fund will not be subject to Tennessee individual income tax on distributions received from the Tennessee Fund to the extent such distributions are attributable to interest the Tennessee Fund, either directly or through the Tennessee Portfolio, receives on (i) bonds or securities of the U.S. Government or any agency or instrumentality thereof, (ii) bonds of the State of Tennessee or any county, municipality or political subdivision thereof, including any agency, board, authority or commission, or
(iii) bonds of Puerto Rico, U.S. Virgin Islands or Guam.

The opinion of special tax counsel is based on a ruling of the Tennessee Department of Revenue obtained by counsel on behalf of the Tennessee Fund. That ruling is subject to change. The Tennessee Fund will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income received by the Tennessee Fund on municipal bonds during the preceding year.

On March 16, 1994, the Tennessee Fund received a letter ruling from the Department of Revenue of the State of Tennessee to the effect that distributions of capital gains from the Tennessee Fund attributable to tax-exempt securities are exempt from Tennessee income tax. Tennessee Fund management believes that Eaton Vance is the only mutual fund sponsor that has obtained such a ruling. The ruling is subject to change under certain conditions.

VIRGINIA TAXES. In the opinion of special tax counsel to the Virginia Fund, under existing Virginia law, distributions from the Virginia Fund will not be subject to Virginia individual, trust, estate, or corporate income taxation to the extent that such distributions are either (i) excluded from federal gross income and attributable to interest the Virginia Fund, either directly or through the Virginia Portfolio, receives on obligations of Virginia, its political subdivisions, or its instrumentalities, or Puerto Rico, U.S. Virgin Islands, or Guam or (ii) attributable to interest the Virginia Fund, either directly or through the Virginia Portfolio, receives on direct obligations of the United States. These Virginia income tax exemptions will be available only if the Virginia Fund complies with the requirement of the Code that at least 50% of the value of its assets at the close of each quarter of its taxable year is invested, either directly or through the Virginia Portfolio, in state, municipal, or other obligations described in (S)103(a) of the Code. The Virginia Fund intends to comply with that requirement. Other distributions from the Virginia Fund, including certain capital gains, generally will not be exempt from Virginia income taxation.

Interest on indebtedness incurred (directly or indirectly) by shareholders to purchase or carry shares of the Virginia Fund generally will not be deductible for Virginia income tax purposes. Neither the Trust nor the Virginia Fund will be subject to any Virginia intangible property tax on any obligations in the Virginia Portfolio. In addition, shares of the Virginia Fund held for investment purposes will not be subject to any Virginia intangible personal property tax.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand a Fund's financial performance for the past five years. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and each Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.

                                                                       ALABAMA FUND
                                                                     YEAR ENDED AUGUST 31,
                                    2003             2002(1)(2)              2001(1)              2000(1)             1999(1)
                           ---------------------------------------------------------------------------------------------------------
                             CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year           $ 9.920   $10.910    $ 9.960   $10.960    $ 9.410   $10.350    $ 9.430   $10.370    $10.040   $11.040
                             -------   -------    -------   -------    -------   -------    -------   -------    -------   -------
Income (loss) from operations
Net investment income        $ 0.475   $ 0.439    $ 0.471   $ 0.440    $ 0.479   $ 0.444    $ 0.481   $ 0.449    $ 0.481   $ 0.447
Net realized and unrealized
 gain (loss)                  (0.206)   (0.219)    (0.042)   (0.050)     0.548     0.611     (0.015)   (0.017)    (0.599)   (0.657)
                             --------  --------   -------   -------    --------  --------   --------  --------   -------   -------
Total income (loss) from
 operations                  $ 0.269   $ 0.220    $ 0.429   $ 0.390    $ 1.027   $ 1.055    $ 0.466   $ 0.432    $(0.118)  $(0.210)
                             -------   -------    -------   -------    -------   -------    --------  -------    -------   -------
Less distributions
From net investment income   $(0.469)  $(0.440)   $(0.469)  $(0.440)   $(0.477)  $(0.445)   $(0.486)  $(0.452)   $(0.492)  $(0.460)
                             --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Total distributions          $(0.469)  $(0.440)   $(0.469)  $(0.440)   $(0.477)  $(0.445)   $(0.486)  $(0.452)   $(0.492)  $(0.460)
                             --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Net asset value -
 End of year                 $ 9.720   $10.690    $ 9.920   $10.910    $ 9.960   $10.960    $ 9.410   $10.350    $ 9.430   $10.370
                             -------   -------    -------   -------    -------   -------    -------   -------    -------   -------
Total Return(3)                 2.74%     2.02%      4.49%     3.70%     11.22%    10.45%      5.22%     4.38%     (1.29)%   (2.02)%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)             $ 9,226   $55,263    $ 7,846   $56,363    $ 6,256   $57,782    $ 6,198   $59,904    $ 6,198   $75,475
Ratios (As a percentage of
 average daily net assets):
  Expenses(4)                   0.76%     1.51%      0.82%     1.57%      0.83%     1.58%      0.81%     1.62%      0.77%     1.54%
  Expenses after custodian
   fee reduction(4)             0.74%     1.49%      0.81%     1.56%      0.81%     1.56%      0.80%     1.61%      0.76%     1.53%
  Net investment income         4.78%     4.04%      4.83%     4.09%      4.95%     4.20%      5.26%     4.48%      4.87%     4.11%
  Portfolio Turnover of the
   Portfolio                      10%       10%        25%       25%        14%       14%         8%        8%        23%       23%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.82% to 4.83%; Class B: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.08% to 4.09%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage of change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                                                                         ARKANSAS FUND
                                                                     YEAR ENDED AUGUST 31,
                           ---------------------------------------------------------------------------------------------------------
                                   2003              2002(1)(2)              2001               2000(1)              1999(1)
                           ---------------------------------------------------------------------------------------------------------
                             CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year           $ 9.980   $10.720    $ 9.960   $10.690    $ 9.520   $10.210    $ 9.510   $10.190    $10.070   $10.800
                             -------   -------    -------   -------    -------   -------    -------   -------    -------   -------
Income (loss) from
 operations
Net investment income        $ 0.490   $ 0.444    $ 0.486   $ 0.447    $ 0.495   $ 0.453    $ 0.489   $ 0.454    $ 0.497   $ 0.443
Net realized and unrealized
 gain (loss)                  (0.251)   (0.259)     0.023     0.028      0.439     0.472      0.020     0.011     (0.555)   (0.605)
                             -------   -------    -------   -------    -------   -------    --------  --------   -------   -------
Total income (loss) from
 operations                  $ 0.239   $ 0.185    $ 0.509   $ 0.475    $ 0.934   $ 0.925    $ 0.509   $ 0.465    $(0.058)  $(0.162)
                             -------   -------    -------   -------    -------   -------    --------  --------   -------   -------
Less distributions
From net investment income   $(0.489)  $(0.445)   $(0.489)  $(0.445)   $(0.494)  $(0.445)   $(0.499)  $(0.445)   $(0.502)  $(0.448)
                             --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Total distributions          $(0.489)  $(0.445)   $(0.489)  $(0.445)   $(0.494)  $(0.445)   $(0.499)  $(0.445)   $(0.502)  $(0.448)
                             --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Net asset value -
 End of year                 $ 9.730   $10.460    $ 9.980   $10.720    $ 9.960   $10.690    $ 9.520   $10.210    $ 9.510   $10.190
                             -------   -------    -------   -------    -------   -------    -------   -------    -------   -------
Total Return(3)                2.42%     1.72%       5.31%     4.60%     10.08%     9.27%      5.62%     4.75%     (0.67)%   (1.60)%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)             $ 9,480   $33,975    $ 7,383   $35,711    $ 5,162   $37,059    $ 4,757   $37,340    $ 4,167   $46,077
Ratios (As a percentage of
 average daily net assets):
  Expenses(4)                   0.73%     1.48%      0.81%     1.56%      0.77%     1.52%      0.84%     1.58%      0.71%     1.56%
  Expenses after custodian
   fee reduction(4)             0.71%     1.46%      0.80%     1.55%      0.75%     1.50%      0.83%     1.57%      0.69%     1.54%
  Net investment income         4.90%     4.17%      4.95%     4.24%      5.11%     4.36%      5.25%     4.56%      4.94%     4.17%
Portfolio Turnover of the
 Portfolio                        25%       25%        23%       23%         9%        9%        14%       14%        24%       24%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.94% to 4.95%; Class B: increase net investment income per share by $0.001, decrease net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.23% to 4.24%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage of change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                                                                          GEORGIA FUND
                                                                     YEAR ENDED AUGUST 31,
                           ---------------------------------------------------------------------------------------------------------
                                   2003(1)           2002(1)(2)              2001(1)             2000(1)             1999(1)
                           ---------------------------------------------------------------------------------------------------------
                             CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year           $ 9.410   $10.050    $ 9.480   $10.120    $ 9.020   $ 9.630    $ 8.990   $ 9.600    $ 9.730   $10.380
                             -------   -------    -------   -------    -------   -------    -------   -------    -------   -------
Income (loss) from
 operations
Net investment income        $ 0.478   $ 0.437    $ 0.485   $ 0.439    $ 0.470   $ 0.429    $ 0.479   $ 0.426    $ 0.476   $ 0.433
Net realized and unrealized
 gain (loss)                  (0.162)   (0.164)    (0.089)   (0.086)     0.463     0.493      0.031     0.039     (0.730)   (0.771)
                             --------  --------   -------   -------    -------   -------    --------  --------   -------   -------
Total income (loss) from
 operations                  $ 0.316   $ 0.273    $ 0.396   $ 0.353    $ 0.933   $ 0.922    $ 0.510   $ 0.465    $(0.254)  $(0.338)
                             -------   -------    -------   -------    -------   -------    --------  --------   -------   -------
Less distributions
From net investment income   $(0.466)  $(0.423)   $(0.466)  $(0.423)   $(0.473)  $(0.432)   $(0.480)  $(0.435)   $(0.486)  $(0.442)
                             --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Total distributions          $(0.466)  $(0.423)   $(0.466)  $(0.423)   $(0.473)  $(0.432)   $(0.480)  $(0.435)   $(0.486)  $(0.442)
                             --------  --------   --------  --------   --------  --------   --------  --------   --------  -------
Net asset value -
 End of year                 $ 9.260   $ 9.900    $ 9.410   $10.050    $ 9.480   $10.120    $ 9.020   $ 9.630    $ 8.990   $ 9.600
                             -------   -------    -------   -------    -------   -------   --------   -------    -------   -------
Total Return(3)                 3.39%     2.72%      4.38%     3.64%     10.65%     9.82%      6.00%     5.09%     (2.78)%   (3.44)%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)             $ 4,234   $49,773    $ 3,425   $52,400    $ 8,441   $55,051    $ 7,614   $55,245    $ 2,554   $68,432
Ratios (As a percentage of
 average daily net assets):
  Expenses(4)                   0.77%     1.52%      0.85%     1.60%      0.08%     1.56%      0.79%     1.58%      0.0%     1.55%
  Expenses after custodian
   fee reduction(4)             0.75%     1.50%      0.84%     1.59%      0.77%     1.53%      0.77%     1.56%      0.76%     1.51%
  Net investment income         5.07%     4.34%      5.24%     4.43%      5.12%     4.38%      5.29%     4.64%      4.97%     4.24%
Portfolio Turnover of the
 Portfolio                        16%       16%        18%       18%         8%        8%        13%       13%        38%       38%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 5.23% to 5.24%; Class B: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.42% to 4.43%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage of change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                                                                         KENTUCKY FUND
                                                                     YEAR ENDED AUGUST 31,
                           ---------------------------------------------------------------------------------------------------------
                                2003(1)             2002(1)(2)               2001(1)                2000              1999(1)
                           ---------------------------------------------------------------------------------------------------------
                             CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year           $ 9.420   $10.160    $ 9.500   $10.250    $ 9.160   $ 9.870    $ 9.410   $10.120    $ 9.910   $ 10.660
                             -------   -------    -------   -------    -------   -------    -------   -------    -------   --------
Income (loss) from
 operations
Net investment income        $ 0.446   $ 0.408    $ 0.463   $ 0.418    $ 0.446   $ 0.406    $ 0.498   $ 0.451    $ 0.493   $  0.453
Net realized and unrealized
 gain (loss)                  (0.174)   (0.188)    (0.091)   (0.098)     0.378     0.416     (0.246)   (0.241)    (0.491)    (0.533)
                             --------  --------   -------   -------    --------   -------   --------  --------   -------   --------
Total income (loss) from
 operations                  $ 0.272   $ 0.220    $ 0.372   $ 0.320    $ 0.824   $ 0.822    $ 0.252   $ 0.210    $ 0.002   $ (0.080)
                             -------   -------    -------   -------    -------   -------   --------   --------   -------   --------
Less distributions
From net investment income   $(0.452)  $(0.410)   $(0.452)  $(0.410)   $(0.484)  $(0.442)   $(0.502)  $(0.460)   $(0.502)  $ (0.460)
                             --------  --------   --------  --------   --------  --------   --------  --------   --------  ---------
Total distributions          $(0.452)  $(0.410)   $(0.452)  $(0.410)   $(0.484)  $(0.442)   $(0.502)  $(0.460)   $(0.502)  $ (0.460)
                             --------  --------   --------  --------   --------  --------   --------  --------   --------  ---------
Net asset value -
 End of year                 $ 9.240   $ 9.970    $ 9.420   $10.160    $ 9.500   $10.250    $ 9.160   $ 9.870    $ 9.410   $ 10.120
                             -------   -------    -------   -------    -------   -------    -------   -------    -------   --------
Total Return(3)                 2.90%     2.15%      4.09%     3.26%      9.26%     8.56%     2.87%      2.21%     (0.05)%   (0.84)%
Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)             $ 4,248   $63,232    $ 3,103   $66,312    $ 7,645   $72,000    $ 5,858   $75,590    $ 1,387   $ 96,005
Ratios (As a percentage of
 average daily net assets):
  Expenses(4)                   0.77%     1.52%      0.80%     1.55%      0.85%     1.59%      0.82%     1.62%      0.83%      1.56%
  Expenses after custodian
   fee reduction(4)             0.75%     1.50%      0.79%     1.54%      0.81%     1.55%      0.80%     1.60%      0.81%      1.54%
  Net investment income         4.73%     4.01%      4.97%     4.17%      4.79%     4.08%      5.40%     4.67%      5.03%      4.30%
Portfolio Turnover of the
 Portfolio                        10%       10%         5%        5%        15%       15%        11%       11%        11%        11%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002 and increase the ratio of net investment income to average net assets from 4.95% to 4.97%; Class B: increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002 and increase the ratio of net investment income to average net assets from 4.15% to 4.17%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage of change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                                                                        LOUISIANA FUND
                                                                     YEAR ENDED AUGUST 31,
                           ---------------------------------------------------------------------------------------------------------
                                    2003             2002(1)(2)             2001(1)               2000(2)                 1999
                           ---------------------------------------------------------------------------------------------------------
                             CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year           $ 9.790   $10.350    $ 9.810   $10.380    $ 9.240   $ 9.770    $ 9.240   $ 9.760    $ 9.990   $10.570
                             -------   -------    -------   -------    -------   -------    -------   -------    -------   -------
Income (loss) from
 operations
Net investment income        $ 0.490   $ 0.441    $ 0.486   $ 0.438    $ 0.463   $ 0.414    $ 0.472   $ 0.424    $ 0.486   $ 0.429
Net realized and unrealized
 gain (loss)                  (0.208)   (0.227)    (0.047)   (0.056)     0.573     0.615      0.001     0.008     (0.735)   (0.790)
                             --------  --------   -------   -------    -------   -------    -------   --------   -------   -------
Total income (loss) from
 operations                  $ 0.282   $ 0.214    $ 0.439   $ 0.382    $ 1.036   $ 1.029    $ 0.473   $ 0.432    $(0.249)  $(0.361)
                             -------   -------    -------   -------    -------   -------    --------  --------   -------   -------
Less distributions
From net investment income   $(0.462)  $(0.414)   $(0.459)  $(0.412)   $(0.466)  $(0.419)   $(0.473)  $(0.422)   $(0.501)  $(0.449)
                             --------  --------   --------  --------   --------  --------   --------  --------   -------- --------
Total distributions          $(0.462)  $(0.414)   $(0.459)  $(0.412)   $(0.466)  $(0.419)   $(0.473)  $(0.422)   $(0.501)  $(0.449)
                             --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Net asset value - End of
 year                        $ 9.610   $10.150    $ 9.790   $10.350    $ 9.810   $10.380    $ 9.240   $ 9.770    $ 9.240   $ 9.760
                             -------   -------    -------   -------    -------   -------    -------   -------    -------   -------
Total Return(3)                 2.89%     2.05%      4.66%     3.82%     11.51%    10.78%      5.43%     4.66%    (2.73)%    (3.63)%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)             $ 6,027   $22,312    $ 5,885   $23,393    $ 5,555   $23,584    $ 4,566   $23,779    $ 4,102   $28,542
Ratios (As a percentage of
 average daily net assets):
  Expenses(4)                   0.74%     1.49%      0.80%     1.55%      0.83%     1.59%      0.73%     1.55%      0.63%     1.47%
  Expenses after custodian
   fee reduction(4)             0.72%     1.47%      0.78%     1.53%      0.80%     1.56%      0.69%     1.51%      0.60%     1.44%
  Net investment income         5.00%     4.25%      5.05%     4.30%      4.88%     4.14%      5.28%     4.49%      4.93%     4.08%
Portfolio Turnover of the
 Portfolio                        21%       21%        25%       25%        14%       14%        14%       14%        20%       20%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.015, increase net realized and unrealized losses per share by $0.015 and increase the ratio of net investment income to average net assets from 4.90% to 5.05%; Class B: increase net investment income per share by $0.015, increase net realized and unrealized losses per share by $0.015 and increase the ratio of net investment income to average net assets from 4.15% to 4.30%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage of change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                                                                          MARYLAND FUND
                                                                      YEAR ENDED AUGUST 31,
                           ---------------------------------------------------------------------------------------------------------
                                   2003(1)               2002(1)(2)            2001               2000(1)             1999(1)
                           ---------------------------------------------------------------------------------------------------------
                             CLASS A     CLASS B     CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year           $ 9.700     $10.580     $ 9.700   $10.580   $ 9.160   $10.000   $ 9.230   $10.080   $10.050   % 10.980
                             -------     -------     -------   -------   -------   -------   -------   -------   -------   --------
Income (loss) from
 operations
Net investment income        $ 0.454     $ 0.416     $ 0.452   $ 0.419   $ 0.462   $ 0.431   $ 0.445   $ 0.401   $ 0.451   $  0.425
Net realized and unrealized
 gain (loss)                  (0.203)     (0.222)     (0.003)(3)(0.007)(3) 0.511     0.546    (0.065)   (0.067)   (0.785)    (0.874)
                             ----------- ----------- -------   -------   -------   --------  --------  --------  -------   --------
Total income (loss) from
 operations                  $(0.251)    $ 0.194     $ 0.449   $ 0.412   $ 0.973   $ 0.977   $ 0.380   $ 0.334   $(0.334)  $ (0.449)
                             -------     -------     -------   -------   -------   -------   --------  --------  -------   --------
Less distributions
From net investment income   $(0.449)    $(0.412)    $(0.449)  $(0.412)  $(0.433)  $(0.397)  $(0.450)  $(0.414)  $(0.486)  $ (0.451)
From net realized gain       $(0.002)    $(0.002)    $     -   $     -   $     -   $     -   $     -   $     -   $     -   $      -
                             --------    --------    --------  --------  --------  --------  --------  --------  --------  ---------
Total distributions          $(0.451)    $(0.414)    $(0.449)  $(0.412)  $(0.433)  $(0.397)  $(0.450)  $(0.414)  $(0.486)  $ (0.451)
                             --------    --------    --------  --------  --------  --------  --------  --------  --------  ---------
Net asset value -
 End of year                 $ 9.500     $10.360     $ 9.700   $10.580   $ 9.700   $10.580   $ 9.160   $10.000   $ 9.230   $ 10.080
                             -------     -------     -------   -------   -------   -------   -------   -------   -------   --------
Total Return(3)                 2.58%      1.80%        4.80%     4.02%    10.88%     9.98%     4.35%     3.50%   (3.47)%    (4.25)%
Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)             $ 8,085     $70,431     $10,820   $74,435   $ 6,331   $75,790   $ 3,200   $78,272   $ 3,574   $ 91,321
Ratios (As a percentage of
 average daily net assets):
  Expenses(5)                   0.78%       1.53%       0.85%     1.60%     0.83%     1.57%     0.73%     1.60%     0.81%      1.58%
  Expenses after custodian
   fee reduction(5)             0.76%       1.51%       0.83%     1.58%     0.78%     1.52%     0.71%     1.58%     0.78%      1.55%
  Net investment income         4.67%       3.92%       4.73%     4.02%     4.99%     4.21%     4.98%     4.11%     4.65%      3.98%
Portfolio Turnover of the
 Portfolio                        28%         28%         25%       25%       18%       18%        9%        9%       31%        31%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%; Class B: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets by less than 0.02%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Per share amount is not in accord with the net realized and unrealized gain
     (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4) Returns are historical and are calculated by determining the percentage of change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                                                                          MISSOURI FUND
                                                                      YEAR ENDED AUGUST 31,
                           ---------------------------------------------------------------------------------------------------------
                                  2003(1)             2002(1)(2)             2001                 2000                 1999
                           ---------------------------------------------------------------------------------------------------------
                             CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year           $10.090   $11.140    $10.130   $11.190    $ 9.550   $10.550    $ 9.630   $10.650    $10.270   $11.380
                             -------   -------    -------   -------    -------   -------    -------   -------    -------   -------
Income (loss) from
 operations
Net investment income        $ 0.510   $ 0.482    $ 0.520   $ 0.494    $ 0.520   $ 0.493    $ 0.520   $ 0.486    $ 0.495   $ 0.471
Net realized and unrealized
 gain (loss)                  (0.192)   (0.201)    (0.043)   (0.053)     0.561     0.622     (0.103)   (0.121)    (0.638)   (0.736)
                             --------  --------   -------   -------    --------  --------   --------  --------   -------   -------
Total income (loss) from
 operations                  $ 0.318   $ 0.281    $ 0.477   $ 0.441    $ 1.081   $ 1.115    $ 0.417   $ 0.365    $(0.143)  $(0.265)
                             -------   -------    -------   -------    -------   -------    --------  --------   -------   -------
Less distributions
From net investment income   $(0.518)  $(0.491)   $(0.517)  $(0.491)   $(0.501)  $(0.475)   $(0.497)  $(0.465)   $(0.497)  $(0.465)
                             --------  --------   --------  --------   --------  --------   --------  --------  ---------  --------
Total distributions          $(0.518)  $(0.491)   $(0.517)  $(0.491)   $(0.501)  $(0.475)   $(0.497)  $(0.465)   $(0.497)  $(0.465)
                             --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Net asset value -
 End of year                 $ 9.890   $10.930    $10.090   $11.140    $10.130   $11.190    $ 9.550   $10.550    $ 9.630   $10.650
                             -------   -------    -------   -------    -------   -------    -------   -------    -------   -------
Total Return(3)                 3.18%     2.52%      4.92%     4.09%     11.65%    10.84%      4.60%     3.62%    (1.52)%   (2.46)%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)             $ 7,311   $49,870    $ 6,301   $52,305    $ 4,378   $53,027    $ 4,132   $54,531    $ 4,692   $63,470
Ratios (As a percentage of
 average daily net assets):
  Expenses(4)                   0.79%    1.54%       0.80%     1.55%      0.82%     1.57%      0.81%     1.62%      0.72%     1.56%
  Expenses after custodian
  fee reduction(4)              0.77%    1.52%       0.79%     1.54%      0.80%     1.55%      0.80%     1.61%      0.70%     1.54%
  Net investment income         5.06%    4.32%       5.24%     4.50%      5.34%     4.54%      5.54%     4.69%      5.10%     4.19%
Portfolio Turnover of the
 Portfolio                        20%      20%          8%        8%         8%        8%         8%        8%        21%       21%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 5.23% to 5.24%; Class B: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.49% to 4.50%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage of change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                                                                      NORTH CAROLINA FUND
                                                                     YEAR ENDED AUGUST 31,
                           ---------------------------------------------------------------------------------------------------------
                                  2003(1)            2002(1)(2)              2001(1)              2000(1)              1999(1)
                           ---------------------------------------------------------------------------------------------------------
                             CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year           $ 9.600   $10.310    $ 9.670   $10.390    $ 9.260   $ 9.970    $ 9.260   $ 9.960   $ 9.880    $ 10.630
                             -------   -------    -------   -------    -------   -------   -------    --------   -------   --------
Income (loss) from
 operations
Net investment income        $ 0.447   $ 0.405    $ 0.467   $ 0.427    $ 0.477   $ 0.431    $ 0.481   $ 0.449   $ 0.483    $  0.438
Net realized and unrealized
 gain (loss)                  (0.275)   (0.277)    (0.085)   (0.099)     0.403     0.423      0.003     0.006    (0.616)     (0.662)
                             --------  --------   -------   -------    -------   -------   --------   ---------  -------   --------
Total income (loss) from
 operations                  $ 0.172   $ 0.128    $ 0.382   $ 0.328    $ 0.880   $ 0.854    $ 0.484   $ 0.455   $(0.133)   $ (0.224)
                             -------   -------    -------   -------    -------   -------   --------   ---------  -------   --------
Less distributions
From net investment income   $(0.452)  $(0.408)   $(0.452)  $(0.408)   $(0.470)  $(0.434)   $(0.484)  $(0.445)  $(0.487)   $ (0.446)
                             --------  --------   --------  --------   --------  --------  --------   ---------  -------   ---------
Total distributions          $(0.452)  $(0.408)   $(0.452)  $(0.408)   $(0.470)  $(0.434)   $(0.484)  $(0.445)  $(0.487)   $ (0.446)
                             --------  --------   --------  --------  --------   --------  --------   ---------  -------   ---------
Net asset value -
 End of year                 $ 9.320   $10.030    $ 9.600   $10.310    $ 9.670   $10.390    $ 9.260   $ 9.970   $ 9.260    $  9.960
                             -------   -------    -------   -------    -------   -------   -------    --------   -------   --------
Total Return(3)                 1.80%     1.23%      4.12%     3.29%      9.77%     8.78%      5.51%     4.79%   (1.46)%     (2.24)%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)             $ 9.351   $ 79,932   $ 9,036   $86,499    $ 7,917   $92,747    $12,696   $97,244   $12,697    $116,110
Ratios (As a percentage of
 average daily net assets):
  Expenses(4)                   0.79%      1.54%     0.83%     1.58%      0.84%     1.59%      0.85%     1.57%     0.79%       1.58%
  Expenses after custodian
  fee reduction(4)              0.77%      1.52%     0.83%     1.58%      0.81%     1.56%      0.82%     1.54%     0.78%       1.57%
  Net investment income         4.69%      3.96%     4.93%     4.20%      5.09%     4.26%      5.34%     4.63%     4.97%       4.19%
Portfolio Turnover of the
 Portfolio                        21%        21%       21%       21%        28%       28%        17%       17%        3%          3%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.92% to 4.93%; Class B: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.19% to 4.20%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage of change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                                                                           OREGON FUND
                                                                      YEAR ENDED AUGUST 31,
                           ---------------------------------------------------------------------------------------------------------
                                  2003(1)            2002(1)(2)              2001(1)              2000(1)              1999(1)
                           ---------------------------------------------------------------------------------------------------------
                             CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year           $ 9.690   $10.600    $ 9.720   $10.630    $ 9.370   $10.250    $ 9.380   $10.260    $ 9.870   $10.800
                             -------   -------    -------   -------    -------   -------    -------   -------    -------   --------
Income (loss) from
 operations
Net investment income        $ 0.496   $ 0.466    $ 0.489   $ 0.459    $ 0.484   $ 0.452    $ 0.490   $ 0.452    $ 0.489   $ 0.449
Net realized and unrealized
 gain (loss)                  (0.278)   (0.309)    (0.031)   (0.035)     0.354     0.380     (0.012)   (0.010)    (0.491)   (0.537)
                             --------  --------   -------   -------    --------  --------   --------  --------   -------   --------
Total income (loss) from
 operations                  $ 0.218   $ 0.157    $ 0.458   $ 0.424    $ 0.838   $ 0.832    $ 0.478   $ 0.442    $(0.002)  $(0.088)
                             -------   -------    -------   -------    -------   -------    --------  --------   -------   --------
Less distributions
From net investment income   $(0.488)  $(0.457)   $(0.488)  $(0.454)   $(0.488)  $(0.452)   $(0.488)  $(0.452)   $(0.488)  $(0.452)
                             --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Total distributions          $(0.488)  $(0.457)   $(0.488)  $(0.454)   $(0.488)  $(0.452)   $(0.488)  $(0.452)   $(0.488)  $(0.452)
                             --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Net asset value -
 End of year                 $ 9.420   $10.300    $ 9.690   $10.600    $ 9.720   $10.630    $ 9.370   $10.250    $ 9.380   $10.260
                             -------   -------    -------   -------    -------   -------    -------   -------    -------   --------
Total Return(3)                 2.30%     1.49%      4.90%     4.13%      9.20%     8.32%      5.39%     4.52%    (0.11)%   (0.92)%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)             $ 9,778    $72,634    $ 7,638   $75,861    $ 5,367   $78,458    $ 3,459   $79,756    $ 2,658   $91,295
Ratios (As a percentage of
 average daily net assets):
  Expenses(4)                   0.80%      1.55%      0.81%     1.56%      0.83%     1.58%      0.75%     1.60%      0.71%     1.57%
  Expenses after custodian
   fee reduction(4)             0.78%      1.53%      0.80%     1.55%      0.82%     1.57%      0.74%     1.59%      0.70%     1.56%
  Net investment income         5.19%      4.45%      5.11%     4.39%      5.09%     4.37%      5.38%     4.56%      5.02%     4.19%
Portfolio Turnover of the
 Portfolio                        16%        16%        21%       21%        13%       13%        25%       25%        35%       35%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.003, increase net realized and unrealized losses per share by $0.003 and increase the ratio of net investment income to average net assets from 5.08% to 5.11%; Class B: increase net investment income per share by $0.003, increase net realized and unrealized losses per share by $0.003 and increase the ratio of net investment income to average net assets from 4.36% to 4.39%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage of change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                                                                      SOUTH CAROLINA FUND
                                                                     YEAR ENDED AUGUST 31,
                           ---------------------------------------------------------------------------------------------------------
                                  2003(1)            2002(1)(2)              2001(1)             2000(1)              1999(1)
                           ---------------------------------------------------------------------------------------------------------
                             CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year           $ 9.660   $10.250    $ 9.710   $10.300    $ 9.200   $ 9.760    $ 9.320   $ 9.900    $10.090   $10.720
                             -------   -------    -------   -------    -------   -------    -------   -------    -------   -------
Income (loss) from
 operations
Net investment income        $ 0.488   $ 0.441    $ 0.483   $ 0.441    $ 0.483   $ 0.445    $ 0.502   $ 0.446    $ 0.490   $ 0.448
Net realized and unrealized
 gain (loss)                  (0.213)   (0.231)    (0.052)   (0.057)     0.520     0.542     (0.123)   (0.134)    (0.767)   (0.820)
                             --------  --------   -------   -------    --------  --------   --------  --------   -------   -------
Total income (loss) from
 operations                  $ 0.275   $ 0.210    $ 0.431   $ 0.384    $ 1.003   $ 0.987    $ 0.379   $ 0.312    $(0.277)  $(0.372)
                             -------   -------    -------   -------    -------   -------    --------  --------   -------   -------
Less distributions
From net investment income   $(0.485)  $(0.440)   $(0.481)  $(0.434)   $(0.493)  $(0.447)   $(0.499)  $(0.452)   $(0.493)  $(0.448)
                             --------  --------   --------  --------   --------  --------   --------  --------  --------   --------
Total distributions          $(0.485)  $(0.440)   $(0.481)  $(0.434)   $(0.493)  $(0.447)   $(0.499)  $(0.452)   $(0.493)  $(0.448)
                             --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Net asset value -
 End of year                 $ 9.450   $10.020    $ 9.660   $10.250    $ 9.710   $10.300    $ 9.200   $ 9.760    $ 9.320   $ 9.900
                             -------   -------    -------   -------    -------   -------    -------   -------    -------   -------
Total Return(3)                 2.88%     2.06%      4.61%     3.87%     11.24%    10.39%      4.30%     3.32%     (2.91)%   (3.63)%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)             $10,727   $40,459    $ 8,907   $37,935    $ 4,236   $35,378    $ 1,553   $33,452    $ 1,757   $42,600
Ratios (As a percentage of
 average daily net assets):
  Expenses(4)                   0.73%     1.48%      0.80%     1.56%      0.75%     1.49%      0.70%     1.59%      0.78%     1.51%
  Expenses after custodian
   fee reduction(4)             0.71%     1.46%      0.78%     1.54%      0.70%     1.44%      0.68%     1.57%      0.75%     1.48%
  Net investment income         5.06%     4.33%      5.05%     4.35%      5.14%     4.84%      5.54%     4.65%      4.98%     4.26%
Portfolio Turnover of the
 Portfolio                        37%       37%        15%       15%        21%       21%        12%       12%        26%       26%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.003, increase net realized and unrealized losses per share by $0.003 and increase the ratio of net investment income to average net assets from 5.02% to 5.05%; Class B: increase net investment income per share by $0.003, increase net realized and unrealized losses per share by $0.003 and increase the ratio of net investment income to average net assets from 4.32% to 4.35%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage of change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                                                                         TENNESSEE FUND
                                                                      YEAR ENDED AUGUST 31,
                           ---------------------------------------------------------------------------------------------------------
                                   2003(1)            2002(1)(2)              2001(1)              2000(1)              1999(1)
                           ---------------------------------------------------------------------------------------------------------
                             CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year           $ 9.910   $10.800    $ 9.920   $10.800    $ 9.480   $10.320    $ 9.460   $10.280   $ 9.980    $10.840
                             -------   -------    -------   -------    -------   -------   -------    -------    -------   -------
Income (loss) from
 operations
Net investment income        $ 0.469   $ 0.433    $ 0.479   $ 0.444    $ 0.484   $ 0.451    $ 0.482   $ 0.452   $ 0.489    $ 0.446
Net realized and unrealized
 gain (loss)                  (0.101)   (0.133)    (0.011)   (0.004)     0.434     0.466      0.020     0.023    (0.519)    (0.564)
                             --------  --------   -------   -------    -------   -------   --------   --------   -------   -------
Total income (loss) from
 operations                  $ 0.358   $ 0.300    $ 0.468   $ 0.440    $ 0.918   $ 0.917    $ 0.502   $ 0.475   $(0.030)   $(0.118)
                             -------   -------    -------   -------    -------   -------   --------   --------   -------   -------
Less distributions
From net investment income   $(0.478)  $(0.440)   $(0.478)  $(0.440)   $(0.478)  $(0.437)   $(0.482)  $(0.435)  $(0.490)   $(0.442)
                             --------  --------   --------  --------   --------  --------  --------   --------   --------  ------
Total distributions          $(0.478)  $(0.440)   $(0.478)  $(0.440)   $(0.478)  $(0.437)   $(0.482)  $(0.435)  $(0.490)   $(0.442)
                             --------  --------   --------  --------   --------  --------  --------   --------   --------  ------
Net asset value -
 End of year                 $ 9.790   $10.660    $ 9.910   $10.800    $ 9.920   $10.800    $ 9.480   $10.320   $ 9.460    $10.280
                             -------   -------    -------   -------    -------   -------   -------    -------    -------   ------
Total Return(3)                 3.65%     2.79%      4.91%     4.22%      9.94%     9.09%      5.57%     4.82%    (0.39)%    (1.19)%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)             $ 9,051   $39,182    $ 6,672   $41,087    $ 4,654   $42,550    $ 3,557   $41,372   $ 2,870    $46,389
Ratios (As a percentage of
 average daily net assets):
  Expenses(4)                   0.74%     1.49%      0.76%     1.51%      0.76%     1.51%      0.83%     1.57%     0.70%      1.51%
  Expenses after custodian
   fee reduction(4)             0.71%     1.46%      0.74%     1.49%      0.72%     1.47%      0.81%     1.55%     0.69%      1.50%
  Net investment income         4.72%     3.99%      4.91%     4.19%      5.03%     4.30%      5.23%     4.50%     4.96%      4.15%
Portfolio Turnover of the
 Portfolio                        17%       17%        19%       19%        11%       11%         9%        9%       13%        13%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%; Class B: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage of change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                                                                           VIRGINIA FUND
                                                                       YEAR ENDED AUGUST 31,
                           ---------------------------------------------------------------------------------------------------------
                                  2003(1)            2002(1)(2)             2001(1)             2000(1)              1999(1)
                           ---------------------------------------------------------------------------------------------------------
                             CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B   CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year           $ 9.600   $ 10.630   $ 9.700   $ 10.730   $ 9.220   $ 10.200   $ 9.300   $ 10.290   $ 9.870   $ 10.930
                             -------   --------   -------   --------   -------   --------   -------   --------   -------   --------
Income (loss) from
 operations
Net investment income        $ 0.463   $  0.434   $ 0.475   $  0.448   $ 0.464   $  0.435   $ 0.481   $  0.456   $ 0.503   $  0.450
Net realized and unrealized
 gain (loss)                  (0.217)    (0.240)   (0.119)    (0.124)    0.492      0.545    (0.072)    (0.083)   (0.582)    (0.629)
                             --------  ---------  -------   --------   --------  ---------  --------  ---------  --------  ---------
Total income (loss) from
 operations                  $ 0.246   $  0.194   $ 0.356   $  0.324   $ 0.956   $  0.980   $ 0.409   $  0.373   $(0.079)  $ (0.179)
                             -------   --------   -------   --------   -------   --------   --------  ---------  --------  ---------
Less distributions
From net investment income   $(0.456)  $ (0.424)  $(0.456)  $ (0.424)  $(0.476)  $ (0.450)  $(0.489)  $ (0.463)  $(0.491)  $ (0.461)
                             --------  ---------  --------  ---------  --------  ---------  --------  ---------  --------  ---------
Total distributions          $(0.456)  $ (0.424)  $(0.456)  $ (0.424)  $(0.476)  $ (0.450)  $(0.489)  $ (0.463)  $(0.491)  $ (0.461)
                             --------  ---------  --------  ---------  --------  ---------  --------  ---------  --------  ---------
Net asset value -
 End of year                 $ 9.390   $ 10.400   $ 9.600   $ 10.630   $ 9.700   $ 10.730   $ 9.220   $ 10.200   $ 9.300   $ 10.290
                             -------   --------   -------   --------   -------   --------   -------   --------   -------   --------
Total Return(3)                 2.58%      1.81%     3.82%      3.14%    10.66%      9.86%     4.66%      3.80%    (0.90)%   (1.75)%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)             $ 9,477   $103,739   $ 8,357   $110,881   $ 7,164   $114,367   $ 3,632   $111,662   $ 3,528   $133,522
Ratios (As a percentage of
 average daily net assets):
  Expenses(4)                   0.81%      1.56%     0.82%      1.57%     0.84%      1.60%     0.81%      1.60%     0.73%      1.58%
  Expenses after custodian
   fee reduction(4)             0.80%      1.55%     0.82%      1.57%     0.82%      1.58%     0.80%      1.59%     0.71%      1.56%
  Net investment income         4.83%      4.09%     4.99%      4.25%     4.89%      4.19%     5.34%      4.57%     5.00%      4.19%
Portfolio Turnover of the
 Portfolio                        20%        20%       33%        33%       39%        39%       23%        23%       17%        17%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.98% to 4.99%; Class B: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.24% to 4.25%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage of change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

LOGO



MORE INFORMATION
--------------------------------------------------------------------------------

     ABOUT THE FUNDS: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Portfolio's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:


                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com


     You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     ABOUT SHAREHOLDER ACCOUNTS: You can obtain more information from Eaton Vance Shareholder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
--------------------------------------------------------------------------------


                                    PFPC Inc.
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 1-800-262-1122



The Funds' SEC File No. is 811-4409                                   12MUNI1/1P

113-1/03                                         (C) 2004 Eaton Vance Management

EATON VANCE ALABAMA MUNICIPALS FUND   EATON VANCE MISSOURI MUNICIPALS FUND
EATON VANCE ARKANSAS MUNICIPALS FUND  EATON VANCE NORTH CAROLINA MUNICIPALS FUND
EATON VANCE GEORGIA MUNICIPALS FUND   EATON VANCE OREGON MUNICIPALS FUND
EATON VANCE KENTUCKY MUNICIPALS FUND EATON VANCE SOUTH CAROLINA MUNICIPALS FUND EATON VANCE LOUISIANA MUNICIPALS FUND EATON VANCE TENNESSEE MUNICIPALS FUND EATON VANCE MARYLAND MUNICIPALS FUND EATON VANCE VIRGINIA MUNICIPALS FUND

                Supplement to Statement of Additional Information
                              dated January 1, 2004



The following is added to "Sales Charges":

CONVERSION FEATURE. Class B shares held for eight years (the "holding period") will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.


February 23, 2004